INCOME TAXES	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 11 –INCOME TAXES

The Company did not record any federal income tax expense due to the net loss for the six-months ended August 31, 2011 and 2010. Total provision for income taxes as of August 31, 2011 and 2010 is as follows:

	August 31, 2011	August 31, 2010
Current:
Federal	$-	$-
State	800	800

Total	800	800

Deferred
Federal	-	-
State	-	-

Total	-	-
Total Income Tax Provision
	$800	$800

The actual tax benefit differs from the expected tax benefit computed by applying the statutory United States corporate tax rate of 34% to loss before income taxes as follows for the six-months ended August 31, 2011 and 2010:

	August 31, 2011	August 31, 2010

Tax benefit at statutory rate	(34%)	(34%)
State tax net of deferred benefit	(4%)	(4%)
Option expense	15%	1%
Other	1%	1%
Change in valuation allowance	22%	36%
	-%	-%

The following table summarizes the significant components of our deferred tax asset at August 31, 2011 and February 28, 2011:

	2011	2010
Deferred tax asset	-	-
Primarily relating to net operating loss carry-forwards, but also reserves for inventory and accounts receivable, stock-based compensation and other	$111,000,000	$110,000,000
Valuation allowance	(111,000,000)	(110,000,000)
Net deferred tax asset	$-	$-

We recorded an allowance of 100% for deferred tax assets due to the uncertainty of its realization.

At August 31, 2011, we had operating loss carry-forwards of approximately $333,000,000 for federal purposes, which expire through 2025, and $61,000,000 for state purposes, which expire through 2017.

We are subject to taxation in the U.S. and California. Our tax years for 2008 and forward are subject to examination by our tax authorities. We are not currently under examination by any tax authority.

NOTE 12- INCOME TAXES

The Company did not record any income tax expense due to the net loss during the years ended February 28, 2011 and 2010. The actual tax benefit differs from the expected tax benefit computed by applying the combined United States corporate tax rate and the State of California tax rate of 40% to loss before income taxes as follows for the years ended February 28, 2011 and 2010:

	2011		2010
Current:	$
Federal		-	-
State		800	800

Total		800	800

Deferred
Federal		-	-
State		-	-

Total		-	-
Total Income Tax Provision
		$800	$800

The provision for income tax is included with other expense in the accompanying consolidated financial statements.

	2011	2010
Expected tax benefit	34.0%	34.0%
State income taxes, net of federal benefit	6.0	6.0
Changes in valuation allowance	(40.0)	(40.0)
Total	-%	-%

The following table summarizes the significant components of our deferred tax asset at February 28, 2011 and 2010:

	2011	2010
Deferred tax asset	-	-
Primarily relating to net operating loss carry-forwards, but also reserves for inventory and accounts receivable, stock-based compensation and other	$110,000,000	$108,000,000
Valuation allowance	(110,000,000)	(108,000,000)
Net deferred tax asset	$-	$-

We recorded an allowance of 100% for deferred tax assets due to the uncertainty of its realization.

At February 28, 2011, we had operating loss carry-forwards of approximately $331,000,000 for federal purposes, which expire through 2025, and $59,000,000 for state purposes, which expire through 2017.

We follow FASB ASC 740 related to uncertain tax positions. Under FASB ASC 740, the impact of an uncertain tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. At February 28, 2011 and 2010, we have no unrecognized tax benefits.

Our continuing practice is to recognize interest and/or penalties related to income tax matters in income tax expense. As of February 28, 2011 and 2010, we have no accrued interest and penalties related to uncertain tax positions.

We are subject to taxation in the U.S. and California. Our tax years for 2008 and forward are subject to examination by our tax authorities. We are not currently under examination by any tax authority.